UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-04802



Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal

Series Trust



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock Intermediate

Municipal Fund of BlackRock Municipal Series Trust, 40 East 52(nd) Street, New

York City, NY 10022.



Registrant's telephone number, including area code: (800) 441-7762



Date of fiscal year end: 05/31



Date of reporting period: 07/01/2008 -- 06/30/2009



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust



Date: August 14, 2009




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04802
Reporting Period: 07/01/2008 - 06/30/2009
BlackRock Municipal Series Trust









==================== BLACKROCK INTERMEDIATE MUNICIPAL FUND =====================


BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST INC., THE

Ticker:                      Security ID:  09247K109
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK INSURED MUNICIPAL TERM TRUST INC., THE

Ticker:       BMT            Security ID:  092474105
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director Robert S. Salomon, Jr.  For       For          Management

========== END NPX REPORT